Exhibit 1

Deloitte & Touche LLP
3 Second Street Suite 301
Harborside Plaza 10
Jersey City, NJ 07302
USA

Tel: +1 212 937 8202
www.deloitte.com

Morgan Stanley & Co. LLC Morgan Stanley Capital I Inc. Morgan Stanley Mortgage Capital Holdings LLC 1585 Broadway New York, New York 10036

Independent Accountants’ Report

on Applying Agreed-Upon Procedures

We have performed the procedures described below related to certain information with respect to a mortgage loan in connection with the proposed offering of certain classes of MSC Trust 2026-ROYL, Commercial Mortgage Pass-Through Certificates, Series 2026-ROYL. Morgan Stanley & Co. LLC, Morgan Stanley Capital I Inc. and Morgan Stanley Mortgage Capital Holdings LLC (collectively, the “Company”) are responsible for the information provided to us, including the information set forth in the Data File (as defined herein).

The Company has agreed to the procedures and acknowledged that the procedures performed are appropriate to meet the intended purpose of evaluating the accuracy of certain information set forth in the Data File. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. Consequently, we make no representations regarding the appropriateness of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

We performed certain procedures on earlier versions of the Data File and communicated differences prior to being provided the final Data File which was subjected to the procedures described below.

Capitalized terms used but not defined herein are used with the meanings as described in “The Bond Market Association's Standard Formulas for the Analysis of Mortgage-Backed Securities and Other Related Securities.”

Procedures and Findings

On September 18, 2026, representatives of the Company provided us with a computer-generated mortgage loan data file and related record layout (the “Data File”) containing one mortgage loan (the “Mortgage Loan”) that is secured by one mortgaged property (collectively, with the Mortgage Loan, the “Mortgage Asset”).

From July 29, 2026 through September 18, 2026, representatives of the Company provided us with certain Source Documents (as defined in the attached Appendix A) related to the Mortgage Asset.

At your request, for the Mortgage Asset set forth on the Data File, we compared certain characteristics (the “Characteristics” as indicated on Appendix A), except for those Characteristics identified on Appendix A as “Identification purposes only - not applicable,” “None - Company Provided” or “Not applicable,” to the corresponding information set forth on or derived from the corresponding Source Documents and found them to be in agreement.

Member of
Deloitte Touche Tohmatsu Limited

******

We make no representations as to (i) the actual characteristics or existence of the underlying documents or data comprising the Mortgage Asset underlying the Data File or the conformity of their respective characteristics with those assumed for purposes of the procedures described herein, (ii) whether the Source Documents are comprehensive and valid instruments and reflect the current prevailing terms with respect to the Mortgage Asset, (iii) the existence or ownership of the Mortgage Asset or (iv) the reasonableness of any of the aforementioned assumptions, information or methodologies.

It should be understood that we make no representations as to questions of legal interpretation or as to the sufficiency for your purposes of the procedures enumerated in the preceding paragraphs. Also, such procedures would not necessarily reveal any material misstatement of the information referred to above. We have no responsibility to update this report for events and circumstances that occur subsequent to the date of this report.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants (“AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the engaging party has agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to conduct, and did not conduct, an (i) audit conducted in accordance with generally accepted auditing standards or (ii) examination or a review engagement conducted in accordance with attestation standards established by the AICPA, the objective of which would be the expression of an opinion or conclusion, respectively, on the Data File. Accordingly, we do not express such an opinion or conclusion, or any other form of assurance, including reasonable assurance. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

We are required to be independent of the Company and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedure engagements are less restrictive than independence requirements for audit and other attestation services.

None of the engagement, procedures or report was intended to address, nor did they address, the (i) conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) value of collateral securing such assets or (iii) compliance of the originator of the assets with federal, state, and local laws and regulations.

None of the engagement, procedures or report were intended to satisfy, nor did they satisfy, any criteria for due diligence published by a nationally recognized statistical rating organization.

This report is intended solely for the use and information of the Company and is not intended to be and should not be used by anyone other than the Company.

Yours truly,

/s/ Deloitte & Touche LLP

September 18, 2026

Appendix A

Source Documents

For purposes of performing the agreed-upon procedures described herein and at your request, we will rely upon the following source documents as provided to us by the Company, with respect to the Mortgage Asset (the “Source Documents”):

Draft loan agreement (the “Loan Agreement”);

Real estate property appraisal report (the “Appraisal Report”);

Property condition report (the “Engineering Report”);

Phase I environmental report (the “Phase I Report”);

Draft CRE insurance risk analysis (the “Insurance Risk Analysis”);

Tenant lease (the “Lease”);

Underwritten rent roll (the “Underwritten Rent Roll”); and

Underwritten financial summary (the “Underwritten Financial Summary Report”).

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	Characteristic	Source Document
1	Loan Number	Identification purposes only - not applicable
2	Unique ID	Identification purposes only - not applicable
3	Loan/Property Name	Identification purposes only - not applicable
4	Street Address	Appraisal Report
5	City	Appraisal Report
6	State	Appraisal Report
7	County	Appraisal Report
8	Zip Code	Appraisal Report
9	Property Type	Appraisal Report
10	Property Type Detail	Appraisal Report
11	Year Built	Appraisal Report
12	Most Recent Renovation	Appraisal Report
13	Total Property SF	Lease / Appraisal Report
14	Occupancy Rate (SF)	Lease / Appraisal Report
15	Occupancy (SF) As of Date	Underwritten Rent Roll
16	Total Capacity (kW)	Underwritten Rent Roll
17	Leased Capacity (kW)	Underwritten Rent Roll
18	Leased % (kW)	Underwritten Rent Roll
19	Occupancy (kW) As of Date	Underwritten Rent Roll
20	Mortgage Loan Original Balance	Loan Agreement
21	Mortgage Loan Cut-off Date Balance	Refer to calculation procedures
22	Mortgage Loan Per SF	Refer to calculation procedures
23	Mortgage Balance per Total Capacity (kW)	Refer to calculation procedures
24	Loan Purpose	None - Company Provided
25	Borrower	Loan Agreement
26	Sponsor	None - Company Provided
27	Carve-Out Guarantor(s)	Loan Agreement
28	Non-Consolidation Opinion	None - Company Provided
29	Independent Director	Loan Agreement
30	SPE	Loan Agreement
31	Title Type	None - Company Provided
32	Mortgage Loan Monthly IO Payment	Refer to calculation procedures
33	Mortgage Loan Annual IO Debt Service	Refer to calculation procedures
34	Mortgage Loan Annual IO Debt Service at Cap	None - Company Provided
35	Monthly P&I Payment	Not applicable
36	Annual P&I Debt Service	Not applicable
37	Interest Accrual Method	Loan Agreement
38	Payment Date	Loan Agreement
39	Interest Accrual Start	Loan Agreement

	Characteristic	Source Document
40	Interest Accrual End	Loan Agreement
41	Mortgage Loan SOFR Assumption	None - Company Provided
42	Mortgage Loan SOFR Rounding Methodology	Loan Agreement
43	Mortgage Loan Interest Rate Adjustment Frequency	Loan Agreement
44	Mortgage Loan Spread	Loan Agreement
45	Mortgage Loan SOFR Floor	Loan Agreement
46	Mortgage Loan SOFR Cap Strike Rate	None - Company Provided
47	Mortgage Loan SOFR Cap Expiration Date	None - Company Provided
48	Mortgage Loan SOFR Cap Provider	None - Company Provided
49	Mortgage Loan SOFR Cap Provider Rating (F/M/S)	None - Company Provided
50	Grace Period (Late Fee)	Loan Agreement
51	Grace Period (Default)	Loan Agreement
52	IO Term (mos)	Refer to calculation procedures
53	Original Amortization Term	Loan Agreement
54	Amortization Type	Loan Agreement
55	Origination Date	None - Company Provided
56	First Payment Date	Loan Agreement
57	Interest Rate	Refer to calculation procedures
58	Interest Rate at Cap	None - Company Provided
59	Administrative Fee Rate	None - Company Provided
60	Net Interest Rate	Refer to calculation procedures
61	Original Loan Term (mos)	Refer to calculation procedures
62	Remaining Loan Term (mos)	Refer to calculation procedures
63	Seasoning	Refer to calculation procedures
64	Maturity Date	None - Company Provided
65	Extension Options	Loan Agreement
66	Extension Option Description	Loan Agreement
67	Fully Extended Maturity Date	Loan Agreement
68	Mortgage Loan Balloon Balance	Refer to calculation procedures
69	Lockout Expiration Date	Loan Agreement
70	Open Period Begin Date	None - Company Provided
71	Prepay Description	None - Company Provided
72	Partial Release (Y/N)	Loan Agreement
73	Partial Release Description	Loan Agreement
74	Appraisal Date	Appraisal Report
75	Appraisal Value	Appraisal Report
76	Cut-off Date LTV	Refer to calculation procedures
77	Maturity Date LTV	Refer to calculation procedures
78	Most Recent NOI Date	Underwritten Financial Summary Report

	Characteristic	Source Document
79	Most Recent Revenue	Underwritten Financial Summary Report
80	Most Recent Expenses	Underwritten Financial Summary Report
81	Most Recent NOI	Underwritten Financial Summary Report
82	Most Recent NCF	Underwritten Financial Summary Report
83	Underwritten Base Rent	Underwritten Financial Summary Report
84	Underwritten Effective Gross Income	Underwritten Financial Summary Report
85	Underwritten Expenses	Underwritten Financial Summary Report
86	Underwritten NOI	Underwritten Financial Summary Report
87	Underwritten IO NOI DSCR	Refer to calculation procedures
88	Underwritten IO NOI DSCR at Cap	None - Company Provided
89	Underwritten P&I NOI DSCR	Not applicable
90	Underwritten NOI Debt Yield	Refer to calculation procedures
91	Underwritten Replacement Reserve	Underwritten Financial Summary Report
92	Underwritten TI/LC Reserve	Underwritten Financial Summary Report
93	Underwritten NCF	Underwritten Financial Summary Report
94	Underwritten IO NCF DSCR	Refer to calculation procedures
95	Underwritten IO NCF DSCR at Cap	None - Company Provided
96	Underwritten P&I NCF DSCR	Not applicable
97	Underwritten NCF Debt Yield	Refer to calculation procedures
98	Major Tenant 1	None - Company Provided
99	Major Tenant 1 Sq. Ft.	Lease
100	Major Tenant 1 % Sq. Ft.	Lease
101	Major Tenant 1 kW	Underwritten Rent Roll
102	Major Tenant 1 % kW	Underwritten Rent Roll
103	Major Tenant 1 Expiration	Underwritten Rent Roll
104	Lockbox	Loan Agreement
105	Cash Management	Loan Agreement
106	Cash Management Springing Condition	Loan Agreement
107	Engineering Report Date	Engineering Report
108	Environmental Phase I Report Date	Phase I Report
109	Environmental Phase II Report Date	Not applicable
110	Seismic Report Date	Not applicable
111	Seismic PML	Not applicable
112	Terrorism Insurance	Insurance Risk Analysis
113	Windstorm Insurance	Insurance Risk Analysis
114	Earthquake Insurance	Insurance Risk Analysis
115	Flood Insurance	Insurance Risk Analysis
116	Ground Lease Expiration Date	Not applicable
117	Ground Lessor	Not applicable
118	Additional Financing	Loan Agreement

	Characteristic	Source Document
119	Real Estate Tax Escrow - Initial	Loan Agreement
120	Real Estate Tax Escrow - Ongoing	Loan Agreement
121	Real Estate Tax Escrow - Springing Condition	Loan Agreement
122	Insurance Escrow - Initial	Loan Agreement
123	Insurance Escrow - Ongoing	Loan Agreement
124	Insurance Escrow - Springing Condition	Loan Agreement
125	Replacement Reserve Escrow - Initial	Loan Agreement
126	Replacement Reserve Escrow - Ongoing	Loan Agreement
127	Replacement Reserve Escrow - Springing Condition	Loan Agreement
128	Immediate Repairs Escrow - Initial	None - Company Provided
129	Immediate Repairs Escrow - Ongoing	Loan Agreement
130	Rollover Escrow - Initial	Loan Agreement
131	Rollover Escrow - Ongoing	Loan Agreement
132	Rollover Reserve Escrow - Springing Condition	Loan Agreement
133	Other Escrow Required	Loan Agreement
134	Other Escrow 1 - Description	Loan Agreement
135	Other Escrow 1 - Initial	Loan Agreement
136	Other Escrow 1 - Ongoing	Loan Agreement
137	Other Escrow 1 - Springing Condition	Loan Agreement
138	Other Escrow 2 - Description	Loan Agreement
139	Other Escrow 2 - Initial	Loan Agreement
140	Other Escrow 2 - Ongoing	Loan Agreement
141	Other Escrow 2 - Springing Condition	Loan Agreement
142	Other Escrow 3 - Description	Loan Agreement
143	Other Escrow 3 - Initial	Loan Agreement
144	Other Escrow 3 - Ongoing	Loan Agreement
145	Other Escrow 3 - Springing Condition	Loan Agreement

Calculation Procedures

With respect to Characteristic 21, we recomputed the Mortgage Loan Cut-off Date Balance as being equal to the Mortgage Loan Original Balance.

With respect to Characteristic 22, we recomputed the Mortgage Loan Per SF by dividing the (i) Mortgage Loan Cut-off Date Balance by (ii) Total Property SF.

With respect to Characteristic 23, we recomputed the Mortgage Balance per Total Capacity (kW) by dividing the (i) Mortgage Loan Cut-off Date Balance by (ii) Total Capacity (kW).

With respect to Characteristic 32, we recomputed the Mortgage Loan Monthly IO Payment by dividing (i) the product of (a) the Mortgage Loan Cut-off Date Balance, (b) the Interest Rate and (c) a fraction equal to 365/360 by (ii) twelve.

With respect to Characteristic 33, we recomputed the Mortgage Loan Annual IO Debt Service as the product of (a) the Mortgage Loan Cut-off Date Balance, (b) the Interest Rate and (c) a fraction equal to 365/360.

With respect to Characteristic 52, we recomputed the IO Term (mos) as being equal to the Original Loan Term (mos).

With respect to Characteristic 57, we recomputed the Interest Rate as the sum of the (a) Mortgage Loan SOFR Assumption and (b) Mortgage Loan Spread.

With respect to Characteristic 60, we recomputed the Net Interest Rate as the difference of the (a) Interest Rate and (b) Administrative Fee Rate.

With respect to Characteristic 61, we recomputed the Original Loan Term (mos) by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of the Maturity Date.

With respect to Characteristic 62, we recomputed the Remaining Loan Term (mos) as the difference of the (a) Original Loan Term (mos) and (b) Seasoning.

With respect to Characteristic 63, we recomputed the Seasoning by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of October 15, 2026 (the “Cut-off Date” as stipulated by representatives of the Company).

With respect to Characteristic 68, we recomputed the Mortgage Loan Balloon Balance as being equal to the Mortgage Loan Original Balance.

With respect to Characteristic 76, we recomputed the Cut-off Date LTV by dividing the (i) Mortgage Loan Cut-off Date Balance by (ii) Appraisal Value.

With respect to Characteristic 77, we recomputed the Maturity Date LTV by dividing the (i) Mortgage Loan Balloon Balance by (ii) Appraisal Value.

With respect to Characteristic 87, we recomputed the Underwritten IO NOI DSCR by dividing the (i) Underwritten NOI by (ii) Mortgage Loan Annual IO Debt Service.

With respect to Characteristic 90, we recomputed the Underwritten NOI Debt Yield by dividing the (i) Underwritten NOI by (ii) Mortgage Loan Cut-off Date Balance.

With respect to Characteristic 94, we recomputed the Underwritten IO NCF DSCR by dividing the (i) Underwritten NCF by (ii) Mortgage Loan Annual IO Debt Service.

With respect to Characteristic 97, we recomputed the Underwritten NCF Debt Yield by dividing the (i) Underwritten NCF by (ii) Mortgage Loan Cut-off Date Balance.